Wright International Blue Chip Equities Fund
Wright International Blue Chip Equities Fund
Investment Objective
The Wright International Blue Chip Equities Fund ("WIBC" or "fund") seeks total return consisting of price appreciation plus income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees* (fees paid directly from your investment)
Shareholder Fees		Wright International Blue Chip Equities Fund
Redemption Fee (as a percentage of the amount redeemed, if applicable)	[1]	2.00%
[1]	A redemption fee applies if you redeem your shares within three months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Wright International Blue Chip Equities Fund
Management Fees		0.80%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.96%
Total Annual Fund Operating Expenses		2.01%
Fee Waiver	[1]	(0.16%)
Net Annual Fund Operating Expenses After Fee Waiver	[1]	1.85%
[1]	Under a written agreement in effect through April 30, 2015, the fund's investment adviser, Wright Investors' Service, Inc. ("Wright" or "Adviser") and the fund's distributor, Wright Investors' Service Distributors, Inc. ("Distributor") waive a portion of their advisory fee and/or distribution fees and assume operating expenses of the fund to the extent necessary to limit the net operating expense ratio to 1.85% (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the fund's business). Net Annual Fund Operating Expenses may exceed the 1.85% limitation if exclusions from the fee waiver apply. This written agreement may be changed or eliminated before April 30, 2015 only with the consent of the fund's board of trustees (the "Board of Trustees" or "Trustees").

Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Wright International Blue Chip Equities Fund	188	615	1,068	2,325

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategies

The fund invests at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of common stock, preferred stock, American Depository Receipts ("ADRs") and securities convertible into common and preferred stock issued by well-established non-U.S. companies of any size located worldwide. "Well-established companies", as defined by the investment adviser, have an operating history of six years or longer. "Non-U.S. companies" as determined by the investment adviser are companies that are incorporated or principally domiciled outside of the U.S.. The portfolio investments are chosen primarily from companies on the Adviser's "investment grade" list of approved companies. Securities of these companies may be traded on the securities market of their own country, on other foreign exchanges or in the U.S. through ADRs. ADRs represent interest in the underlying security. ADRs purchased by the fund are typically sponsored by the issuer of the underlying security, however the fund may invest in unsponsored ADRs consistent with its investment objective. The Adviser seeks to outperform the MSCI World ex U.S. Index by selecting stocks using fundamental company analysis, valuation and earnings trends. The portfolio is then diversified across industries and sectors. The Adviser believes that the resulting diversified portfolio has better overall fundamental characteristics than the benchmark, i.e., earnings growth, financial strength and profitability.

In order to respond to adverse market, economic, political or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Principal Risks

          General Investing Risk: Turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the fund. The fund is not a complete investment program and you may lose money by investing in the fund. All investments carry risk and there is no guarantee that the fund will be able to achieve its investment objective.

          Market Risk: When the price of stocks fall, the value of the fund's investments may fall.

          Management Risk: The fund is actively managed and its performance, therefore, will reflect the Adviser's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.

         Foreign Securities Risk: Foreign securities are subject to additional risks including currency risk (changes in foreign currency rates reducing the value of the fund's assets), seizure, expropriation or nationalization of a company's assets, less publicly available information, and the impact of political, social or diplomatic events.

          Large-Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions and may underperform other market segments.

         Small-Capitalization and Mid-Capitalization Company Risk: Securities of smaller companies may be more volatile than securities issued by companies with large market capitalizations, and the price of smaller companies may decline more in response to selling pressure.

          Equity Risk: The fund's equity holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security or broader economic or market events including changes in interest rates.

          Convertible Securities Risk: Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities.

          ADR Risk: ADR risks reflect risks associated with the underlying securities, which may include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity and greater volatility. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

          Value Investment Risk: The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value in response to the activities and financial prospects of an individual company.

Performance

The following chart and table illustrate the variability of the fund's returns as of December 31, 2013. The chart and table provide some indication of the risks of investing in the fund by showing the changes in the performance from year to year and how the fund's average annual returns for one, five and ten years compare to the MSCI World ex U.S. Index. Updated performance is available on a quarterly basis at www.wrightinvestors.com or by calling 1-800-555-0644 (toll free). As with all mutual funds, past performance (before and after taxes) does not guarantee future results.

Year-by-Year Total Return as of December 31 WIBC

During the period shown, the highest return for a quarter was 28.54% (2nd quarter 2009) and the lowest return was -24.32% (4th quarter 2008).
Average Annual Total Returns as of December 31, 2013
Average Annual Returns	Label	1 Year	5 Years	10 Years
Wright International Blue Chip Equities Fund	- Return before taxes	19.46%	10.80%	5.37%
Wright International Blue Chip Equities Fund After Taxes on Distributions	- Return after taxes on distributions	18.79%	10.67%	4.92%
Wright International Blue Chip Equities Fund After Taxes on Distributions and Sales	- Return after taxes on distributions and sales of fund shares	12.07%	8.95%	4.50%
Wright International Blue Chip Equities Fund MSCI World ex U.S. Index (reflects no deductions for fees, expenses or taxes)	MSCI World ex U.S. Index (reflects no deductions for fees, expenses or taxes)	21.02%	12.49%	7.07%

The fund's annual return shown on the bar chart does not reflect the impact of taxes. The table below shows before and after-tax performance. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.